Short-Term Loans and Long-Term Debt (Schedule of Long-Term Debt) (Detail) - JPY (¥) ¥ in Millions		Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Loan from banks; bearing interest of 0.09% at December 31, 2020 and 0.08% at December 31, 2019	[1]	¥ 344,000	¥ 354,000
Other debt	[2]	6,608	4,574
Long-term Debt and Capital Lease Obligations, Including Current Maturities, Total		350,608	358,574
Less current portion		(345,774)	(1,234)
Long-term debt, excluding current installments (Notes 9 and 20)		¥ 4,834	¥ 357,340

[1]	Canon has unsecured revolving credit facility contracts expiring in December 2021. Canon prepaid ¥10,000 million of the loan with cash flows generated during the year ended December 31, 2020. The outstanding loans under the credit facilities are ¥344,000 million at a floating interest of 0.09% and Canon has no unused credit facilities as of December 31, 2020.
[2]	The other debt consisted of term-loans and finance lease obligations as of December 31, 2020 and 2019.